EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2012-A
Monthly Servicer's Statement
for the month ended December 31, 2013
Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	36.77%
From	01-Dec-13	16-Dec-13	15-Jan-14	Floating Allocation Percentage at Month-End	77.82%
To	31-Dec-13	15-Jan-14
Days	30

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2012-A balances were:		Payment Date	Period	Period
		5/15/2015	11/1/2014	No
Notes	$1,000,000,000.00

Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$257,900,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	1,257,900,000.00

Required Participation Amount	$1,257,900,000.00		Accumulation Account
Excess Receivables	$397,350,040.51		Beginning	-

Total Collateral	$1,655,250,040.51		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	165.53%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	30
	Total Pool		LIBOR	0.166600%
Beginning Gross Principal Pool Balance	$4,950,474,904.32		Applicable Margin	0.470000%
Total Principal Collections	$(1,770,588,340.20)			0.636600%
Investment in New Receivables	$1,856,467,522.61
Receivables Added for Additional Accounts	$0.00			Actual	Per $1000
Repurchases	$0.00		Interest	530,500.00	0.53
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00		Unused Fee	$0.00	$0.00
New Series Issued During Collection Period	$0.00				0.53
Less Net CMA Offset	$(532,543,064.78)
Less Servicing Adjustment	$(2,179,146.76)		Total Due Investors	530,500.00	0.636600%
Ending Balance	$4,501,631,875.19		Servicing Fee	$1,048,250.00
			Excess Cash Flow	1,217,530.73
SAP for Next Period	36.77%

Average Receivable Balance	$4,448,995,429.33
Monthly Payment Rate	39.80%		Reserve Account

Interest Collections			Required Balance	$7,500,000.00
During the past collection period, the following activity occurred:			Current Balance	$7,500,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$9,772,280.26
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$9,772,280.26